UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                 December 31, 2006

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Phoenix Variable Advisors, Inc.

Address:          One American Row                  Hartford,  Connecticut 06115

Form 13F File Number: 028-10577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Beers

Title:         Secretary

Phone:         860-403-5050

Signature, Place, and Date of Signing:

/s/ John H. Beers                   Hartford, CT                 May 30, 2007
------------------                  [City, State]                   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

       Form 13F File Number            Manager

       028-01983                       AIM Capital Management, Inc.
       028-02321                       Alliance Capital Management L.P.
       028-10469                       Lazard Asset Management LLC
       028-00290                       Northern Trust Investments, Inc.
       028-00869                       Fred Alger Management, Inc.
       028-05412                       Bennett Lawrence
       801-15757                       Morgan Stanley Investment Inc.

                              Form 13F Summary Page

                                 Report Summary:


Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: $17,992,640.29

                                                             FORM 13F
                                        REPORTING MANAGER: PHOENIX VARIABLE ADVISORS, INC.
                                        ADDITIONS FOR THE QUARTER ENDED DECEMBER 31, 2006

ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5                   ITEM 6    ITEM 7         ITEM 8
------                          ------    ------       ------       ------                   ------    ------         ------
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                                         FAIR      SHARES OR
                               TITLE OF    CUSIP        MARKET     PRINCIPAL  SH/  PUT/    INVESTMENT   MANA-   SOLE  SHARED NONE
         NAME OF ISSUER         CLASS      NUMBER       VALUE       AMOUNT    PRN  CALL    DISCRETION   GERS     (A)   (B)   (C)
         --------------         -----      ------       -----       ------    ---  ----    ----------   ----     ---   ---   ---
------------------------------------------------------------------------------------------------------------------------------------
ISHARES JAPAN IDX FD            COMMON   464286848   1,956,859.10    137,710  SH             137,710    1     137,710
------------------------------------------------------------------------------------------------------------------------------------
ISHARES MSCI EMERGING MKT
INDEX                           COMMON   464287234   2,847,399.80     24,940  SH              24,940    1      24,940
------------------------------------------------------------------------------------------------------------------------------------
ISHARES GS$ INVESTOP
CORPORATE BOND FUND             COMMON   464287242     692,673.24      6,493  SH               6,493    1       6,493
------------------------------------------------------------------------------------------------------------------------------------
ISHARES S&P LATIN AMERICAN 40
INDEX FUND                      COMMON   464287390     798,671.00      4,700  SH               4,700    1       4,700
------------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 20+ YEAR
TREASURY BOND FUND              COMMON   464287432   1,250,223.34     14,138  SH              14,138    1      14,138
------------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 7-10 YEAR
TREASURY BOND FUND              COMMON   464287440   2,463,059.88     29,877  SH              29,877    1      29,877
------------------------------------------------------------------------------------------------------------------------------------
ISHARES LEHMAN 1-3 YEAR
TREASURY BOND FUND              COMMON   464287457   2,916,780.88     36,478  SH              36,478    1      36,478
------------------------------------------------------------------------------------------------------------------------------------
ISHARES DJ U.S.
TELECOMMUNICATIONS SECTOR
INDEX FUND                      COMMON   464287713   1,003,059.50     33,830  SH              33,830    1      33,830
------------------------------------------------------------------------------------------------------------------------------------
ISHARES S&P EUROPE 350
Index Fund                      COMMON   464287861   4,063,913.55     38,715  SH              38,715    1      38,715
------------------------------------------------------------------------------------------------------------------------------------